Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and restricted cash [Abstract]
Cash, cash equivalents and restricted cash

4    Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consist of the following:

	As of December 31,
	2022	2021
Cash and cash equivalents	16,599,897	8,839,402
Restricted cash	44,398,144	110,925
	60,998,041	8,950,327

Restricted cash represents an automatically renewed short-term deposit held with a bank against a corporate credit card for $32,198 as of December 31, 2022. The Company has restricted deposits with a bank against commitment of office premises of $307,373, and $110,925 as of December 31, 2022 and 2021, respectively, which will be released upon vacating the premises leased. Also, with respect to the financing agreement with Blue Torch Finance LLC, the Company deposited $46,000,000 of cash into a restricted escrow account, to be later released upon the satisfaction of certain covenants and merger as specified. For more details refer note to 12. As of December 31, 2022, $44,058,573 is held in the account, which also includes accrued interest thereon.